Cash, cash equivalents and restricted cash (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash and Cash Equivalents [Abstract]
Number of PRC individual financial institutions	1	3
Percentage of excess cash balances	10.00%	10.00%
Percentage bank deposits collectively accounted	56.40%	76.50%
Percentage cash balances collectively accounted	0.31%	1.34%
Restricted cash (in Yuan Renminbi)	¥ 1,157,244,687	¥ 1,515,820,737